INVESTMENTS	12 Months Ended
Nov. 30, 2012
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS

NOTE 4- INVESTMENTS

Cash Equivalents are Investments consist of a portfolio of common stocks trading on the OTC: BB that are not being held long term for strategic reasons.  The fair market values of the investments were $82 and $22 at November 30, 2012 and November 30, 2011, respectively. Due to their immaterial amounts and that they are liquid they have been classified as cash equivalents. Unrealized losses for cash equivalents and investments for the year ended November 30, 2012 were $9,536 and unrealized gains were $3,616 for the year ended November 30, 2011.

Investments are Marketable securities are classified as available-for-sale. During the periods ended November 30, 2012 and November 30, 2011, there were no available-for-sale securities sold and gross realized (losses) gains on these sales were zero. For purpose of determining gross realized gains, the cost of securities when sold is based on the FIFO method of valuation. Net unrealized holding gains (losses) on available-for-sale securities in the amount of  $(45,962) and $(36,426), respectively, for November 30, 2012 and November 30, 2011 and have been included in accumulated other comprehensive income.